Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Costs
Balance at beginning of period	$ 1,732	$ 347
-Additions	970	1,975
-Write-offs	(528)	(105)
-Amortization	(522)	(485)
Balance at end of period	$ 1,652	$ 1,732